Commitments and Contingencies - Northern District of Mississippi Environmental Investigation (Details) - Northern District of Mississippi Environmental Matter - USD ($)		9 Months Ended	12 Months Ended
	Apr. 13, 2022	Sep. 30, 2022	Dec. 31, 2021
Long-term Purchase Commitment [Line Items]
Litigation settlement, repayment period		3 years
Agree to probation years	3 years
Litigation settlement, penalties incurred		$ 5,000,000	$ 5,000,000
Environmental Management System Implementation
Long-term Purchase Commitment [Line Items]
Loss contingency, estimate of possible loss	$ 300,000
Wastewater Reduction Plan Implementation
Long-term Purchase Commitment [Line Items]
Loss contingency, estimate of possible loss	2,000,000
Federal Government
Long-term Purchase Commitment [Line Items]
Litigation settlement, amount due to third-party	3,000,000
Yearly installment amount	1,000,000
Special assessment amount	125
Mississippi Commission On Environmental Quality
Long-term Purchase Commitment [Line Items]
Litigation settlement, amount due to third-party	1,500,000
Desoto County Regional Utility Authority
Long-term Purchase Commitment [Line Items]
Litigation settlement, amount due to third-party	$ 500,000
Subsequent Event
Long-term Purchase Commitment [Line Items]
Agree to probation years	3 years
Subsequent Event | Environmental Management System Implementation
Long-term Purchase Commitment [Line Items]
Loss contingency, estimate of possible loss	$ 300,000
Subsequent Event | Wastewater Reduction Plan Implementation
Long-term Purchase Commitment [Line Items]
Loss contingency, estimate of possible loss	2,000,000
Subsequent Event | Federal Government
Long-term Purchase Commitment [Line Items]
Litigation settlement, amount due to third-party	3,000,000
Yearly installment amount	1,000,000
Special assessment amount	125
Subsequent Event | Mississippi Commission On Environmental Quality
Long-term Purchase Commitment [Line Items]
Litigation settlement, amount due to third-party	1,500,000
Subsequent Event | Desoto County Regional Utility Authority
Long-term Purchase Commitment [Line Items]
Litigation settlement, amount due to third-party	$ 500,000